Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]

Note 9 - Subsequent Events

The Company issued an unsecured convertible debenture to Rampant Dragon, LLC, one of its shareholders, on February 27, 2012 in the amount of $15,000. The debenture accrues interest at a rate of 5.0% per annum. Principal and interest are payable, in the sole option of Rampant Dragon, LLC, in cash or warrants on the same terms and conditions as the Insider warrants on the earlier of February 27, 2013 and the Business Combination.

The Company issued an unsecured convertible debenture to BBS Capital Fund, LP, one of its shareholders, on April 30, 2012 in the amount of $42,000. The debenture accrues interest at a rate of 5.0% per annum. Principal and interest are payable, in the sole option of BBS Capital Fund, LP, in cash or warrants on the same terms and conditions as the Insider warrants on the earlier of April 30, 2013 and the Business Combination.

Management evaluates subsequent events that have occurred after the balance sheet date through the date the financial statements were publically available to determine if events or transactions occurring require potential adjustment to or disclosure in the financial statements and has concluded that no other subsequent events have occurred that would require recognition in the financial statements or disclosure in the notes to the financial statements except as discussed in this note.